Investment Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investment Securities
Schedule of amortized cost and fair value of debt securities available-for-sale

	Total
	Amortized	Gross Unrealized		Fair
(in thousands)	Cost	Gains	Losses	Value
December 31, 2019
U.S. Treasury	$987	$8	$—	$995
U.S. government and federal agency obligations	8,124	—	(77)	8,047
U.S. government-sponsored enterprises	22,300	41	(58)	22,283
Obligations of states and political subdivisions	33,704	144	(59)	33,789
Mortgage-backed securities	105,522	522	(428)	105,616
Other debt securities (a)	3,000	53	—	3,053
Bank issued trust preferred securities (a)	1,486	—	(176)	1,310
Total available-for-sale securities	$175,123	$768	$(798)	$175,093

December 31, 2018
U.S. Treasury	$1,984	$—	$(32)	$1,952
U.S. government and federal agency obligations	10,235	—	(269)	9,966
U.S. government-sponsored enterprises	43,784	23	(472)	43,335
Obligations of states and political subdivisions	40,859	28	(501)	40,386
Mortgage-backed securities	121,230	72	(3,110)	118,192
Other debt securities (a)	3,000	—	—	3,000
Bank issued trust preferred securities (a)	1,486	—	(112)	1,374
Total available-for-sale securities	$222,578	$123	$(4,496)	$218,205

(a) Certain hybrid instruments possessing characteristics typically associated with debt obligations.

Schedule of amortized cost and fair value of debt securities classified as available-for-sale by contractual maturity

	Amortized	Fair
(in thousands)	Cost	Value
Due in one year or less	$12,023	$12,023
Due after one year through five years	27,002	27,043
Due after five years through ten years	20,448	20,445
Due after ten years	10,128	9,966
Total	69,601	69,477
Mortgage-backed securities	105,522	105,616
Total available-for-sale securities	$175,123	$175,093

Schedule of Other securities

(in thousands)	2019	2018
Other securities:
FHLB stock	$5,644	$5,512
MIB stock	151	151
Equity securities with readily determinable fair values	13	12
Total other investment securities	$5,808	$5,675

Schedule of gross unrealized losses on debt securities and fair value of related securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2019
U.S. government and federal agency obligations	$6,238	$(69)	$1,809	$(8)	$8,047	$(77)
U.S. government-sponsored enterprises	5,949	(47)	7,488	(11)	13,437	(58)
Obligations of states and political subdivisions	10,729	(53)	1,931	(6)	12,660	(59)
Mortgage-backed securities	5,444	(37)	40,120	(391)	45,564	(428)
Bank issued trust preferred securities	—	—	1,310	(176)	1,310	(176)
Total	$28,360	$(206)	$52,658	$(592)	$81,018	$(798)

(in thousands)
At December 31, 2018
U.S. Treasury	$—	$—	$1,952	$(32)	$1,952	$(32)
U.S. government and federal agency obligations	—	—	9,966	(269)	9,966	(269)
U.S. government-sponsored enterprises	1,997	(3)	33,346	(469)	35,343	(472)
Obligations of states and political subdivisions	5,851	(16)	28,832	(485)	34,683	(501)
Mortgage-backed securities	10,085	(61)	99,321	(3,049)	109,406	(3,110)
Bank issued trust preferred securities	—	—	1,374	(112)	1,374	(112)
Total	$17,933	$(80)	$174,791	$(4,416)	$192,724	$(4,496)

Schedule of components of investment securities gains and losses

(in thousands)	2019	2018	2017
Investment securities (losses) gains, net
Available for sale securities:
Gains realized on sales	$6	$253	$38
Losses realized on sales	(46)	—	(33)
Other-than-temporary impairment recognized	—	—	—
Other investment securities:
Fair value adjustments, net	—	2	—
Investment securities (losses) gains, net	$(40)	$255	$5